AB Municipal Income Fund II

AB Ohio Portfolio

Portfolio of Investments

February 28, 2022 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 101.7%
Long-Term Municipal Bonds – 101.7%
Ohio – 88.6%
Akron Bath Copley Joint Township Hospital District (Summa Health System Obligated Group) Series 2020 4.00%, 11/15/2035	$1,000	$1,111,881
American Municipal Power, Inc. Series 2016-A 5.00%, 02/15/2034	2,000	2,240,921
Series 2019 4.00%, 02/15/2039	1,000	1,124,514
Buckeye Tobacco Settlement Financing Authority Series 2020-B 5.00%, 06/01/2055	1,065	1,159,416
City of Chillicothe OH (Adena Health System Obligated Group) Series 2017 4.00%, 12/01/2042	505	541,181
5.00%, 12/01/2037	1,700	1,954,879
City of Cleveland OH Series 2012 5.00%, 12/01/2028	25	25,707
City of Middleburg Heights OH (Southwest General Health Center Obligated Group) Series 2020 4.00%, 08/01/2041	1,100	1,226,060
Cleveland Department of Public Utilities Division of Public Power AGM Series 2018 5.00%, 11/15/2035	1,100	1,294,558
Cleveland Municipal School District Series 2015-A 5.00%, 12/01/2033	3,000	3,136,552
Cleveland-Cuyahoga County Port Authority (Cleveland-Cuyahoga County Port Authority Flats East Bank TIF District) Series 2021 4.00%, 12/01/2055(a)	500	502,294
County of Allen/OH Hospital Facilities Revenue (Bon Secours Mercy Health, Inc.) Series 2017-A 5.00%, 08/01/2042	1,650	1,916,797
Series 2020 4.00%, 12/01/2040	1,370	1,535,057
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2037	1,400	1,601,540
County of Darke OH (Wayne Hospital Co. Obligated Group) Series 2019-A 5.00%, 09/01/2049	190	210,870
County of Franklin OH (Agler Green LP) Series 2002-A 5.65%, 05/20/2032	770	772,003
5.80%, 05/20/2044	1,150	1,152,676

	Principal Amount (000)	U.S. $ Value

County of Franklin OH (First Community Village Obligated Group) Series 2013 5.625%, 07/01/2047	$865	$812,263
Series 2019 5.00%, 07/01/2049	160	149,816
County of Hamilton OH (Life Enriching Communities Obligated Group) Series 2012 5.00%, 01/01/2042	1,000	1,015,748
County of Hamilton OH Sewer System Revenue Series 2013-A 5.00%, 12/01/2031	4,305	4,582,957
County of Hardin OH (Ohio Northern University) Series 2020 5.25%, 05/01/2040	500	518,778
County of Marion OH (United Church Homes, Inc. Obligated Group) Series 2019 5.00%, 12/01/2039	200	216,438
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(a)	450	216,000
County of Scioto OH (Southern Ohio Medical Center Obligated Group) Series 2016 5.00%, 02/15/2033	1,000	1,116,005
Gallia County Local School District Series 2014 5.00%, 11/01/2029 (Pre-refunded/ETM)	2,000	2,194,285
Jefferson County Port Authority/OH (JSW Steel USA Ohio, Inc.) Series 2021 3.50%, 12/01/2051(a)	550	501,479
Miami University/Oxford OH Series 2020-A 5.00%, 09/01/2036	1,000	1,240,474
Series 2021-A 5.00%, 09/01/2027-09/01/2028	1,530	1,829,121
Ohio Air Quality Development Authority (Energy Harbor Nuclear Generation LLC) Series 2009-A 4.375%, 06/01/2033	105	105,575
Ohio Air Quality Development Authority (Ohio Valley Electric Corp.) Series 2019 3.25%, 09/01/2029	640	651,109
Series 2021 1.50%, 02/01/2026	1,000	968,269
Ohio Higher Educational Facility Commission (Denison University) Series 2012 5.00%, 11/01/2032	590	594,289
Ohio Higher Educational Facility Commission (John Carroll University) Series 2022 4.00%, 10/01/2042	2,000	2,175,899

	Principal Amount (000)	U.S. $ Value

Ohio Higher Educational Facility Commission (Kenyon College) Series 2017 5.00%, 07/01/2034-07/01/2042	$3,365	$3,861,307
Ohio State University (The) Series 2021 4.00%, 12/01/2038	2,000	2,328,800
Ohio Turnpike & Infrastructure Commission Series 2021-A 5.00%, 02/15/2046	1,000	1,229,951
Series 2022 5.00%, 02/15/2039(b)	2,000	2,463,764
Ohio Water Development Authority Series 2021-A 5.00%, 12/01/2039	1,500	1,895,622
Port of Greater Cincinnati Development Authority (St. Xavier High School, Inc./OH) Series 2020 4.00%, 04/01/2040	415	463,441
State of Ohio (Premier Health Partners Obligated Group) Series 2020 4.00%, 11/15/2040-11/15/2041	2,035	2,227,469
State of Ohio (University Hospitals Health System, Inc. Obligated Group) Series 2020-A 4.00%, 01/15/2038	800	888,026
Summit County Development Finance Authority Series 2012 5.00%, 12/01/2025 (Pre-refunded/ETM)	2,015	2,076,761
Summit County Development Finance Authority (Summit County Development Finance Authority Lease) Series 2012 5.00%, 12/01/2025	615	633,709
University of Akron (The) Series 2014-A 5.00%, 01/01/2032	3,080	3,272,400

		61,736,661

Alabama – 0.3%
Tuscaloosa County Industrial Development Authority Series 2019-A 4.50%, 05/01/2032(a)	93	94,892
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019-A 5.25%, 05/01/2044(a)	100	106,496

		201,388

	Principal Amount (000)	U.S. $ Value

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(a)	$140	$175,708

Arizona – 0.2%
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018-A 6.00%, 07/01/2052(a)	100	115,988

California – 0.3%
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 07/01/2037(a)	220	224,114
State of California Series 2004 5.25%, 04/01/2029	5	5,018

		229,132

Connecticut – 0.7%
Connecticut State Health & Educational Facilities Authority (University of New Haven, Inc.) Series 2018-K1 5.00%, 07/01/2037	415	471,028

Florida – 2.0%
County of Miami-Dade FL Aviation Revenue Series 2014-A 5.00%, 10/01/2033	1,300	1,403,040

Georgia – 0.2%
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2059	100	114,414

Guam – 2.2%
Antonio B Won Pat International Airport Authority Series 2021-A 3.839%, 10/01/2036	100	97,634
Guam Government Waterworks Authority Series 2016 5.00%, 01/01/2046	615	679,547
Guam Power Authority Series 2017-A 5.00%, 10/01/2036-10/01/2038	690	769,174

		1,546,355

Indiana – 0.1%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(a)	110	90,700

	Principal Amount (000)	U.S. $ Value

Kansas – 0.4%
Wyandotte County-Kansas City Unified Government (Wyandotte County-Kansas City Unified Government Sales Tax) Series 2018 4.50%, 06/01/2040	$290	$292,946

Michigan – 0.1%
City of Detroit MI Series 2018 5.00%, 04/01/2036	50	56,610

New York – 2.7%
Metropolitan Transportation Authority Series 2020-E 5.00%, 11/15/2027	1,000	1,162,453
New York State Dormitory Authority (Trustees of Columbia University in the City of New York (The)) Series 2020-A 5.00%, 10/01/2050	500	729,070

		1,891,523

North Carolina – 0.6%
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2015 5.00%, 10/01/2035	375	389,411

Puerto Rico – 1.1%
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	100	103,465
Puerto Rico Highway & Transportation Authority AGC Series 2007-N 5.25%, 07/01/2034-07/01/2036	240	250,512
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	255	263,287
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	100	83,651
Series 2019-A 4.329%, 07/01/2040	70	76,478

		777,393

Tennessee – 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	125	129,746

Texas – 1.8%
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2018 5.00%, 07/15/2028	215	242,803

	Principal Amount (000)	U.S. $ Value

Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	$215	$226,067
North Texas Tollway Authority (North Texas Tollway System) Series 2015-B 5.00%, 01/01/2034	700	766,506

		1,235,376

Total Municipal Obligations (cost $69,570,887)		70,857,419

	Shares

SHORT-TERM INVESTMENTS – 1.0%
Investment Companies – 1.0%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio - Class AB, 0.01%(c) (d) (e) (cost $668,071)	668,071	668,071

Total Investments – 102.7% (cost $70,238,958)(f)		71,525,490
Other assets less liabilities – (2.7)%		(1,884,506)

Net Assets – 100.0%		$69,640,984

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at February 28, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 37, 5 Year Index, 12/20/2026*	(5.00)%	Quarterly	3.65%	USD	1,000	$(65,695)	$(89,037)	$23,342

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	460	01/15/2025	2.565%	CPI#	Maturity	$37,207	$—	$37,207
USD	230	01/15/2025	2.585%	CPI#	Maturity	18,413	—	18,413
USD	230	01/15/2025	2.613%	CPI#	Maturity	18,152	—	18,152
USD	150	01/15/2025	4.028%	CPI#	Maturity	2,869	—	2,869
USD	1,690	01/15/2026	CPI#	3.720%	Maturity	(36,147)	—	(36,147)
USD	700	01/15/2027	CPI#	3.320%	Maturity	(24,890)	—	(24,890)
USD	670	01/15/2027	CPI#	3.466%	Maturity	(17,398)	(889)	(16,509)
USD	530	01/15/2027	CPI#	3.323%	Maturity	(18,741)	—	(18,741)
USD	2,020	01/15/2028	1.230%	CPI#	Maturity	366,285	—	366,285
USD	1,520	01/15/2028	0.735%	CPI#	Maturity	334,319	—	334,319
USD	1,280	01/15/2029	CPI#	3.390%	Maturity	(15,650)	—	(15,650)
USD	390	01/15/2029	CPI#	3.290%	Maturity	(8,284)	—	(8,284)
USD	180	01/15/2030	1.572%	CPI#	Maturity	31,505	—	31,505
USD	180	01/15/2030	1.587%	CPI#	Maturity	31,231	—	31,231
USD	400	01/15/2031	2.782%	CPI#	Maturity	23,898	—	23,898
USD	380	01/15/2031	2.680%	CPI#	Maturity	26,969	—	26,969
USD	320	01/15/2031	2.989%	CPI#	Maturity	11,746	—	11,746
USD	320	01/15/2032	CPI#	3.064%	Maturity	(6,579)	—	(6,579)
USD	340	04/15/2032	CPI#	2.909%	Maturity	(12,065)	—	(12,065)

						$762,840	$(889)	$763,729

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	3,300	01/15/2028	1.468%	1 Day SOFR	Annual	$20,223	$—	$20,223
USD	1,000	01/15/2031	1.427%	3 Month LIBOR	Semi-Annual/ Quarterly	37,887	—	37,887
USD	600	01/15/2031	1.323%	3 Month LIBOR	Semi-Annual/ Quarterly	27,996	—	27,996
USD	500	02/15/2041	1 Day SOFR	1.770%	Annual	2,189	—	2,189
USD	450	02/15/2041	1 Day SOFR	1.715%	Annual	(2,033)	—	(2,033)
USD	300	02/15/2041	1 Day SOFR	1.639%	Annual	(5,076)	—	(5,076)
USD	250	02/15/2041	1 Day SOFR	1.657%	Annual	(3,516)	—	(3,516)

						$77,670	$—	$77,670

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	1,175	10/09/2029	1.125%	SIFMA*	Quarterly	$37,599	$—	$37,599

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 28, 2022, the aggregate market value of these securities amounted to $2,383,484 or 3.4% of net assets.

(b)	When-Issued or delayed delivery security.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.

(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of February 28, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,200,848 and gross unrealized depreciation of investments was $(1,011,976), resulting in net unrealized appreciation of $2,188,872.

As of February 28, 2022, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.3% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

CDX-NAHY – North American High Yield Credit Default Swap Index

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

SOFR – Secured Overnight Financing Rate

AB Municipal Income Fund II

AB Ohio Portfolio

February 28, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 28, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$70,857,419	$—	$70,857,419
Short-Term Investments	668,071	—	—	668,071

Total Investments in Securities	668,071	70,857,419	—	71,525,490
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	902,594	—	902,594
Centrally Cleared Interest Rate Swaps	—	88,295	—	88,295
Interest Rate Swaps	—	37,599	—	37,599
Liabilities:
Centrally Cleared Credit Default Swaps	—	(65,695)	—	(65,695)
Centrally Cleared Inflation (CPI) Swaps	—	(139,754)	—	(139,754)
Centrally Cleared Interest Rate Swaps	—	(10,625)	—	(10,625)

Total	$668,071	$71,669,833	$—	$72,337,904

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended February 28, 2022 is as follows:

Portfolio	Market Value 05/31/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$2,925	$11,763	$14,020	$668	$0	*

*	Amount less than $500.